INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 10,135,501		$ 15,228,689
Acquisition costs of operating limited partnerships	1,221,915		1,938,349
Cumulative distributions from operating limited partnerships	(15,231)		(15,231)
Cumulative impairment loss in investments in operating limited partnerships	(1,213,519)		(1,350,529)
Cumulative losses from operating limited partnerships	(10,128,666)		(15,801,278)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	0		(139,775)
The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(254,079)		(259,784)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	207,384		311,421
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(15,478,802)		(20,593,550)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	67,354		220,470
Cumulative impairment loss in investments in operating limited partnerships	1,213,519		1,350,529
Other	164,247		294,918
Equity per operating limited partnerships' combined financial statements	(14,080,377)	$ (14,080,377)	(18,815,771)	$ (18,815,771)
Series Seven [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Nine [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,284,434		2,568,434
Acquisition costs of operating limited partnerships	331,967		383,062
Cumulative distributions from operating limited partnerships	(1,303)		(1,303)
Cumulative impairment loss in investments in operating limited partnerships	(151,618)		(151,618)
Cumulative losses from operating limited partnerships	(2,463,480)		(2,798,575)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(23,731)		(23,731)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,498,254)		(3,615,838)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	21,064		21,064
Cumulative impairment loss in investments in operating limited partnerships	151,618		151,618
Other	69,505		86,866
Equity per operating limited partnerships' combined financial statements	(3,279,798)	(3,279,798)	(3,380,021)	(3,380,021)
Series Ten [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		1,822,910
Acquisition costs of operating limited partnerships	0		99,287
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(80,832)
Cumulative losses from operating limited partnerships	0		(1,841,365)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(2,630,032)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		17,930
Cumulative impairment loss in investments in operating limited partnerships	0		80,832
Other	0		80,221
Equity per operating limited partnerships' combined financial statements	0	0	(2,451,049)	(2,451,049)
Series Eleven [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,350,708		3,449,960
Acquisition costs of operating limited partnerships	203,194		422,343
Cumulative distributions from operating limited partnerships	(11,730)		(11,730)
Cumulative impairment loss in investments in operating limited partnerships	(34,628)		(34,628)
Cumulative losses from operating limited partnerships	(2,507,544)		(3,825,945)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)		(6,867)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,676,316)		(4,489,063)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	12,611		97,634
Cumulative impairment loss in investments in operating limited partnerships	34,628		34,628
Other	118,475		185,978
Equity per operating limited partnerships' combined financial statements	(3,517,469)	(3,517,469)	(4,177,690)	(4,177,690)
Series Twelve [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,591,175		2,299,666
Acquisition costs of operating limited partnerships	124,652		255,055
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	(1,715,827)		(2,554,721)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(13,270)		(13,270)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	62,808		115,443
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,182,099)		(3,748,794)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	24,086		69,183
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	2,380		571
Equity per operating limited partnerships' combined financial statements	(3,106,095)	(3,106,095)	(3,576,867)	(3,576,867)
Series Fourteen [Member]
Partnerships Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,909,184		5,087,719
Acquisition costs of operating limited partnerships	562,102		778,602
Cumulative distributions from operating limited partnerships	(2,198)		(2,198)
Cumulative impairment loss in investments in operating limited partnerships	(1,027,273)		(1,083,451)
Cumulative losses from operating limited partnerships	(3,441,815)		(4,780,672)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2016, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2015 (see note A).	0		(139,775)
The Partnership has recorded acquisition costs at March 31, 2016, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(210,211)		(215,916)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	144,576		195,978
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,122,133)		(6,109,823)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	9,593		14,659
Cumulative impairment loss in investments in operating limited partnerships	1,027,273		1,083,451
Other	(26,113)		(58,718)
Equity per operating limited partnerships' combined financial statements	$ (4,177,015)	$ (4,177,015)	$ (5,230,144)	$ (5,230,144)